Principal Funds, Inc.

Supplement dated December 18, 2015
to the Statement of Additional Information dated December 31, 2014 as amended and restated March 10, 2015, June 15, 2015, September 22, 2015 and updated September 28, 2015
(supplemented October 9, 2015 and November 2, 2015)

This supplement updates information contained in the Statement of Additional Information. Please retain this supplement for future reference.

MULTIPLE CLASS STRUCTURE

On December 31, 2015, under the Rule 12b-1 Fees/Distribution Plans and Agreements section, make the following changes:
In the first table, remove the row for Share Class J and replace with the following:

Share Class	Maximum Annualized Rate 12b-1 Fee
J(1)	0.15%
(1) The Distributor also receives the proceeds of any CDSC imposed on the redemption of Class A, C, or J shares.
Delete the first two paragraphs under the fee table.

LEADERSHIP STRUCTURE AND BOARD OF DIRECTORS

Delete the second to last sentence in the first paragraph and replace with the following:
The Board is currently composed of eleven members, nine of whom are Independent Directors.
Independent Directors
Delete all references to William C. Kimball.
Management Information
Delete the row for William C. Kimball from the table.
Independent Directors (not Considered to be “Interested Persons”)
Delete the column for Kimball from the table.
Compensation
Delete the row for William C. Kimball from the table.
Under Officers of the Fund, remove the row for Jennifer A. Block and replace with the following:

Name, Address and Year of Birth	Position(s) Held with Fund and Length of Time Served	Positions with the Manager and its Affiliates; Principal Occupations During Past 5 Years** (unless noted otherwise)
Jennifer A. Block Des Moines, IA 50392 1973	Assistant Counsel (since 2010) Assistant Secretary (since 2015)	Counsel, PFD (2009-2013) Counsel, PLIC Counsel, PMC (2009-2013, 2014-present) Counsel, Princor (2009-2013) Counsel, PSS (2009-2013)

INVESTMENT ADVISORY AND OTHER SERVICES

On or about December 31, 2015, delete the information regarding Jennison Associates LLC under the Investment Advisers section.

APPENDIX C

On or about December 31, 2015, delete the Proxy Voting Polices for Jennison Associates LLC.